Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2015		5,247,605
Beginning balance at Dec. 31, 2015	$ (55,571)	$ 5,248	$ 90,968,813	$ (226,432)	$ (90,803,200)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,470,661)				(8,470,661)
Other comprehensive income (loss)	(59,840)			(59,840)
Conversion of debt and accrued interest to common stock (in shares)		1,212,908
Conversion of debt and accrued interest to common stock	10,395,833	$ 1,213	10,394,620
Exercise of options for common stock (in shares)		524
Exercise of options for common stock	0	$ 0	0
Share based compensation (in shares)		2,899
Share based compensation	218,294	$ 3	218,291
Ending balance (in shares) at Dec. 31, 2016		6,463,936
Ending balance at Dec. 31, 2016	2,028,055	$ 6,464	101,581,724	(286,272)	(99,273,861)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,258,647)				(9,258,647)
Other comprehensive income (loss)	72,388			72,388
Issuance of common stock, net of expenses (in shares)		2,421,073
Issuance of common stock, net of expenses	24,989,257	$ 2,421	24,986,836
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		8,334
Exercise of warrants for common stock, net of expenses including warrant inducement	27,502	$ 8	27,494
Share based compensation (in shares)		1,751
Share based compensation	122,134	$ 2	122,132
Ending balance (in shares) at Dec. 31, 2017		8,895,094
Ending balance at Dec. 31, 2017	17,980,689	$ 8,895	126,718,186	(213,884)	(108,532,508)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,449,787)				(2,449,787)
Other comprehensive income (loss)	(112,118)			(112,118)
Issuance of common stock, net of expenses (in shares)		3,692,307
Issuance of common stock, net of expenses	10,616,048	$ 3,692	10,612,356
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		76,981
Exercise of warrants for common stock, net of expenses including warrant inducement	250,188	$ 77	250,111
Share based compensation (in shares)		11,151
Share based compensation	48,545	$ 11	48,534
Ending balance (in shares) at Mar. 31, 2018		12,675,533
Ending balance at Mar. 31, 2018	26,333,565	$ 12,675	137,629,187	(326,002)	(110,982,295)
Beginning balance (in shares) at Dec. 31, 2017		8,895,094
Beginning balance at Dec. 31, 2017	17,980,689	$ 8,895	126,718,186	(213,884)	(108,532,508)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,957,964)
Other comprehensive income (loss)	(113,218)
Ending balance (in shares) at Sep. 30, 2018		12,848,376
Ending balance at Sep. 30, 2018	21,529,165	$ 12,848	138,333,891	(327,102)	(116,490,472)
Beginning balance (in shares) at Dec. 31, 2017		8,895,094
Beginning balance at Dec. 31, 2017	17,980,689	$ 8,895	126,718,186	(213,884)	(108,532,508)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,382,059)				(10,382,059)
Other comprehensive income (loss)	(360,302)			(360,302)
Issuance of common stock, net of expenses (in shares)		3,692,307
Issuance of common stock, net of expenses	10,616,046	$ 3,692	10,612,354
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		2,500,285
Exercise of warrants for common stock, net of expenses including warrant inducement	5,116,533	$ 2,501	5,114,032
Share based compensation (in shares)		11,151
Share based compensation	263,396	$ 11	263,385
Ending balance (in shares) at Dec. 31, 2018		15,098,837
Ending balance at Dec. 31, 2018	23,234,303	$ 15,099	142,707,957	(574,186)	(118,914,567)
Beginning balance (in shares) at Mar. 31, 2018		12,675,533
Beginning balance at Mar. 31, 2018	26,333,565	$ 12,675	137,629,187	(326,002)	(110,982,295)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,781,149)				(2,781,149)
Other comprehensive income (loss)	(85,811)			(85,811)
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		172,843
Exercise of warrants for common stock, net of expenses including warrant inducement	561,740	$ 173	561,567
Share based compensation	71,544		71,544
Ending balance (in shares) at Jun. 30, 2018		12,848,376
Ending balance at Jun. 30, 2018	24,099,889	$ 12,848	138,262,298	(411,813)	(113,763,444)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,727,028)				(2,727,028)
Other comprehensive income (loss)	84,711			84,711
Share based compensation	71,593		71,593
Ending balance (in shares) at Sep. 30, 2018		12,848,376
Ending balance at Sep. 30, 2018	21,529,165	$ 12,848	138,333,891	(327,102)	(116,490,472)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,424,095)
Ending balance (in shares) at Dec. 31, 2018		15,098,837
Ending balance at Dec. 31, 2018	23,234,303	$ 15,099	142,707,957	(574,186)	(118,914,567)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,763,932)				(2,763,932)
Other comprehensive income (loss)	87,552			87,552
Issuance of common stock, net of expenses (in shares)		3,345,282
Issuance of common stock, net of expenses	6,609,655	$ 3,345	6,606,310
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		76,797
Exercise of warrants for common stock, net of expenses including warrant inducement	250,424	$ 77	250,347
Share based compensation (in shares)		176,561
Share based compensation	138,498	$ 176	138,322
Ending balance (in shares) at Mar. 31, 2019		18,697,477
Ending balance at Mar. 31, 2019	27,556,500	$ 18,697	149,702,936	(486,634)	(121,678,499)
Beginning balance (in shares) at Dec. 31, 2018		15,098,837
Beginning balance at Dec. 31, 2018	23,234,303	$ 15,099	142,707,957	(574,186)	(118,914,567)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,808,885)
Other comprehensive income (loss)	133,448
Ending balance (in shares) at Sep. 30, 2019		21,605,322
Ending balance at Sep. 30, 2019	26,880,083	$ 21,605	156,022,668	(440,738)	(128,723,452)
Beginning balance (in shares) at Mar. 31, 2019		18,697,477
Beginning balance at Mar. 31, 2019	27,556,500	$ 18,697	149,702,936	(486,634)	(121,678,499)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,026,731)				(4,026,731)
Other comprehensive income (loss)	84,788			84,788
Issuance of common stock, net of expenses (in shares)		2,901,078
Issuance of common stock, net of expenses	5,785,693	$ 2,901	5,782,792
Share based compensation	318,218		318,218
Ending balance (in shares) at Jun. 30, 2019		21,598,555
Ending balance at Jun. 30, 2019	29,718,468	$ 21,598	155,803,946	(401,846)	(125,705,230)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,018,222)				(3,018,222)
Other comprehensive income (loss)	(38,892)			(38,892)
Exercise of warrants for common stock, net of expenses including warrant inducement (in shares)		6,767
Exercise of warrants for common stock, net of expenses including warrant inducement	21,993	$ 7	21,986
Share based compensation	196,736		196,736
Ending balance (in shares) at Sep. 30, 2019		21,605,322
Ending balance at Sep. 30, 2019	$ 26,880,083	$ 21,605	$ 156,022,668	$ (440,738)	$ (128,723,452)